SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENT
As described in the IAC Restricted Common Stock section of “Note 10—Stock-Based Compensation,” on January 13, 2025, the Company and Mr. Levin entered the Agreement pursuant to which the Employment Agreement and the Amended and Restated RSA Agreement were terminated, except as provided in Section 6 of the RSA Agreement. See “Note 10—Stock-Based Compensation” for a discussion of the impact the Agreement has on stock-based compensation expense.
Pursuant to the Agreement, Mr. Levin will continue to serve as IAC’s CEO until the earlier of the completion of the spin-off of Angi or May 31, 2025. Mr. Levin received additional separation benefits pursuant to the Agreement totaling $18.0 million payable over six years for advisory services. The Company will record an estimated $14.5 million of expense, which reflects a discount of $3.5 million given the amount is payable over six years. The cash payable to Mr. Levin, will be expensed over the period from January 13, 2025 to the date of the completion of the Distribution or May 31, 2025, whichever is earlier.